RETIREMENT AND PROFIT SHARING PLANS	12 Months Ended
Aug. 31, 2023
Retirement Benefits [Abstract]
RETIREMENT AND PROFIT SHARING PLANS	Retirement and Profit Sharing Plans
Defined Benefit Pension and Postretirement Plans
In the United States and certain other countries, we maintain and administer defined benefit retirement plans and postretirement medical plans for certain current, retired and resigned employees. In addition, our U.S. defined benefit pension plans include a frozen plan for former pre-incorporation partners, which is unfunded. Benefits under the employee retirement plans are primarily based on years of service and compensation during the years immediately preceding retirement or termination of participation in the plan. The defined benefit pension disclosures include our U.S. and material non-U.S. defined benefit pension plans.
Assumptions
The weighted-average assumptions used to determine the defined benefit pension obligations as of August 31 and the net periodic pension expense are as follows:

	Pension Plans						Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2021		August 31, 2023	August 31, 2022	August 31, 2021
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Discount rate for determining projected benefit obligation	5.00%	4.68%	4.25%	3.99%	2.50%	2.41%	5.00%	4.28%	2.53%
Discount rate for determining net periodic pension expense	4.25%	3.99%	2.50%	2.41%	2.50%	2.27%	4.28%	2.53%	2.51%
Long term rate of return on plan assets	3.50%	3.19%	3.50%	2.23%	3.50%	2.63%	2.88%	2.89%	3.06%
Rate of increase in future compensation for determining projected benefit obligation	2.07%	5.13%	2.07%	5.30%	2.09%	4.48%	N/A	N/A	N/A
Rate of increase in future compensation for determining net periodic pension expense	2.07%	5.30%	2.09%	4.48%	2.21%	4.04%	N/A	N/A	N/A
Interest crediting rate for determining projected benefit obligation	N/A	1.59%	N/A	1.37%	N/A	0.77%	N/A	N/A	N/A
Interest crediting rate for determining net periodic pension expense	N/A	1.37%	N/A	0.77%	N/A	0.68%	N/A	N/A	N/A
We utilize a full yield curve approach to estimate the service and interest cost components by applying specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. This approach provides a correlation between projected benefit cash flows and the corresponding yield curve spot rates and provides a precise measurement of service and interest costs. The discount rate assumptions are based on the expected duration of the benefit payments for each of our defined benefit pension and postretirement plans as of the annual measurement date and are subject to change each year.
The expected long-term rate of return on plan assets should, over time, approximate the actual long-term returns on defined benefit pension and postretirement plan assets and is based on historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the asset portfolio.
Assumed U.S. Health Care Cost Trend
Our U.S. postretirement plan assumed annual rate of increase in the per capita cost of health care benefits is 6.7% for the plan year ending August 31, 2024. The rate is assumed to decrease on a straight-line basis to 4.0% for the plan year ending August 31, 2048 and remain at that level thereafter.
Pension and Postretirement Expense
Pension expense for fiscal 2023, 2022 and 2021 was $206,346, $188,001 and $169,471, respectively. Postretirement expense for fiscal 2023, 2022 and 2021 was not material to our Consolidated Financial Statements. The service cost component of pension and postretirement expense is included in operating expenses while the other components of net benefit cost are included in Other income (expense), net.
Benefit Obligation, Plan Assets and Funded Status
The changes in the benefit obligations, plan assets and funded status of our pension and postretirement benefit plans for fiscal 2023 and 2022 are as follows:

	Pension Plans				Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2023	August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Reconciliation of benefit obligation
Benefit obligation, beginning of year	$328,907	$2,011,658	$406,328	$2,337,120	$589,744	$734,271
Service cost	1,622	137,002	2,087	128,723	30,079	36,066
Interest cost	12,440	75,765	7,762	49,136	23,807	17,127
Participant contributions	—	21,868	—	20,274	—	—
Acquisitions/divestitures/transfers	—	21,941	—	36,262	28	—
Amendments	—	(11,888)	—	(1,052)	—	—
Special termination benefits	—	—	—	—	200	—
Plan combinations	—	319	—	—	—	—
Actuarial (gain) loss	(13,635)	(176,748)	(70,541)	(218,036)	(122,473)	(181,512)
Benefits paid	(17,463)	(119,697)	(16,729)	(104,257)	(19,698)	(15,515)
Exchange rate impact	—	72,513	—	(236,512)	(709)	(693)
Benefit obligation, end of year	$311,871	$2,032,733	$328,907	$2,011,658	$500,978	$589,744
Reconciliation of fair value of plan assets
Fair value of plan assets, beginning of year	$233,260	$1,126,871	$291,652	$1,326,259	$25,793	$32,550
Actual return on plan assets	(10,141)	(104,173)	(52,564)	(119,123)	(653)	(4,985)
Acquisitions/divestitures/transfers	—	19,358	—	8,097	—	—
Employer contributions	10,940	126,996	10,901	120,322	22,949	13,743
Participant contributions	—	21,868	—	20,274	—	—
Pension settlement	—	—	—	378	—	—
Benefits paid	(17,463)	(119,697)	(16,729)	(104,257)	(19,698)	(15,515)
Exchange rate impact	—	55,164	—	(125,079)	—	—
Fair value of plan assets, end of year	$216,596	$1,126,387	$233,260	$1,126,871	$28,391	$25,793
Funded status, end of year	$(95,275)	$(906,346)	$(95,647)	$(884,787)	$(472,587)	$(563,951)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	$6,556	$124,600	$7,901	$148,836	$—	$—
Current liabilities	(11,495)	(64,913)	(10,529)	(60,642)	(1,210)	(1,267)
Non-current liabilities	(90,336)	(966,033)	(93,019)	(972,981)	(471,377)	(562,684)
Funded status, end of year	$(95,275)	$(906,346)	$(95,647)	$(884,787)	$(472,587)	$(563,951)
Accumulated Other Comprehensive (Gain) Loss
The pre-tax accumulated net (gain) loss and prior service (credit) cost recognized in Accumulated other comprehensive (gain) loss as of August 31, 2023 and 2022 is as follows:

	Pension Plans				Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2023	August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Net (gain) loss	$90,199	$324,500	$93,663	$370,478	$(96,281)	$23,526
Prior service (credit) cost	—	(19,138)	—	(4,478)	5,122	6,101
Accumulated other comprehensive (gain) loss, pre-tax	$90,199	$305,362	$93,663	$366,000	$(91,159)	$29,627
Funded Status for Defined Benefit Plans
The accumulated benefit obligation for defined benefit pension plans as of August 31, 2023 and 2022 is as follows:

	August 31, 2023		August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Accumulated benefit obligation	$309,898	$1,771,880	$325,991	$1,730,451
The following information is provided for defined benefit pension plans and postretirement plans with projected benefit obligations in excess of plan assets and for defined benefit pension plans with accumulated benefit obligations in excess of plan assets as of August 31, 2023 and 2022:

	Pension Plans				Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2023	August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$101,830	$1,328,422	$103,548	$1,364,096	$500,978	$589,744
Fair value of plan assets	—	297,495	—	330,473	28,391	25,793

	August 31, 2023		August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$101,830	$1,036,344	$103,548	$1,073,411
Fair value of plan assets	—	233,905	—	279,864
Investment Strategies
U.S. Pension Plans
The overall investment objective of the defined benefit pension plans is to match the duration of the plans’ assets to the plans’ liabilities while managing risk in order to meet current defined benefit pension obligations. The plans’ future prospects, their current financial conditions, our current funding levels and other relevant factors suggest that the plans can tolerate some interim fluctuations in market value and rates of return in order to achieve long-term objectives without undue risk to the plans’ ability to meet their current benefit obligations. We recognize that asset allocation of the defined benefit pension plans’ assets is an important factor in determining long-term performance. Actual asset allocations at any point in time may vary from the target asset allocations and will be dictated by current and anticipated market conditions, required cash flows and investment decisions of the investment committee and the pension plans’ investment funds and managers. Ranges are established to provide flexibility for the asset allocation to vary around the targets without the need for immediate rebalancing.
Non-U.S. Pension Plans
Plan assets in non-U.S. defined benefit pension plans conform to the investment policies and procedures of each plan and to relevant legislation. The pension committee or trustee of each plan regularly, but at least annually, reviews the investment policy and the performance of the investment managers. In certain countries, the trustee is also required to consult with us. Asset allocation decisions are made to provide risk adjusted returns that align with the overall investment strategy for each plan. Generally, the investment return objective of each plan is to achieve a total annualized rate of return that exceeds inflation over the long term by an amount based on the target asset allocation mix of that plan. In certain countries, plan assets are invested in funds that are required to hold a majority of assets in bonds, with a smaller proportion in equities. Also, certain plan assets are entirely invested in contracts held with the plan insurer, which determines the strategy. Defined benefit pension plans in certain countries are unfunded.
Risk Management
Plan investments are exposed to risks including market, interest rate and operating risk. In order to mitigate significant concentrations of these risks, the assets are invested in a diversified portfolio primarily consisting of fixed income instruments and equities. To minimize asset volatility relative to the liabilities, plan assets allocated to debt securities appropriately match the duration of individual plan liabilities. Equities are diversified between U.S. and non-U.S. index funds and are intended to achieve long term capital appreciation. Plan asset allocation and investment managers’ guidelines are reviewed on a regular basis.
Plan Assets
Our target allocation for fiscal 2024 and weighted-average plan assets allocations as of August 31, 2023 and 2022 by asset category for defined benefit pension plans are as follows:

	2024 Target Allocation		2023		2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Asset Category
Equity securities	—%	27%	—%	19%	—%	21%
Debt securities	100	35	95	43	97	50
Cash and short-term investments	—	6	5	6	3	4
Insurance contracts	—	22	—	22	—	15
Other	—	10	—	10	—	10
Total	100%	100%	100%	100%	100%	100%
Fair Value Measurements
Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity.
The three-level hierarchy of fair value measurements is based on whether the inputs to those measurements are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair-value hierarchy requires the use of observable market data when available and consists of the following levels:
•Level 1—Quoted prices for identical instruments in active markets;
•Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets; and
•Level 3—Valuations derived from valuation techniques in which one or more significant inputs are unobservable.
The fair values of defined benefit pension and postretirement plan assets as of August 31, 2023 are as follows:

Non-U.S. Plans
	Level 1	Level 2	Level 3	Total
Equity
Mutual fund equity securities	$7,430	$188,796	$—	$196,226
Non-U.S. corporate equity securities	—	18,163	—	18,163
Fixed Income
Non-U.S. government debt securities	192,484	88,274	—	280,758
Non-U.S. corporate debt securities	17,568	—	—	17,568
Mutual fund debt securities	—	189,337	—	189,337
Cash and short-term investments	65,401	—	—	65,401
Insurance contracts	—	68,569	180,353	248,922
Other	—	82,455	27,557	110,012
Total	$282,883	$635,594	$207,910	$1,126,387
The level 3 assets are primarily invested in an insurance buy-in contract in a Non-U.S. plan. The fair value of the assets is set to an actuarially calculated present value of the underlying liabilities.
The U.S. Plans have $244,987 in Level 2 assets, primarily made up of U.S. corporate debt securities of $162,799 and U.S. government, state and local debt securities of $38,656.
The following table provides a reconciliation of the beginning and ending balances of Level 3 assets for fiscal 2023:

Level 3 Assets	Fiscal 2023
Beginning balance	$97,881
Changes in fair value	110,029
Ending Balance	$207,910
The fair values of defined benefit pension and postretirement plan assets as of August 31, 2022 are as follows:

Non-U.S. Plans
	Level 1	Level 2	Level 3	Total
Equity
Mutual fund equity securities	$4,954	$234,339	$—	$239,293
Fixed Income
Non-U.S. government debt securities	168,705	—	—	168,705
Non-U.S. corporate debt securities	16,238	—	—	16,238
Mutual fund debt securities	—	379,989	—	379,989
Cash and short-term investments	48,089	—	—	48,089
Insurance contracts	—	69,902	97,881	167,783
Other	—	106,774	—	106,774
Total	$237,986	$791,004	$97,881	$1,126,871
The level 3 assets are primarily invested in an insurance buy-in contract in a Non-U.S. plan. The fair value of the assets is set to an actuarially calculated present value of the underlying liabilities.
The U.S. Plans have $259,053 in Level 2 assets, primarily made up of U.S. corporate debt securities of $161,031 and U.S. government, state and local debt securities of $55,217.
The following table provides a reconciliation of the beginning and ending balances of Level 3 assets for fiscal 2022:

Level 3 Assets	Fiscal 2022
Beginning balance	$130,934
Changes in fair value	(33,053)
Ending Balance	$97,881
Expected Contributions
Generally, annual contributions are made at such times and in amounts as required by law and may, from time to time, exceed minimum funding requirements. We estimate we will pay approximately $169,664 in fiscal 2024 related to contributions to our U.S. and non-U.S. defined benefit pension plans and benefit payments related to the unfunded frozen plan for former pre-incorporation partners. We have not determined whether we will make additional voluntary contributions for our defined benefit pension plans. Our postretirement plan contributions in fiscal 2024 are not expected to be material to our Consolidated Financial Statements.
Estimated Future Benefit Payments
Benefit payments for defined benefit pension plans and postretirement plans, which reflect expected future service, as appropriate, are expected to be paid as follows:

	Pension Plans		Postretirement Plans
	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans
2024	$18,726	$136,479	$13,473
2025	19,693	138,786	14,939
2026	20,485	144,204	16,542
2027	21,186	167,185	18,440
2028	21,824	184,746	20,189
2029-2033	114,568	981,670	130,673
Defined Contribution Plans
In the United States and certain other countries, we maintain and administer defined contribution plans for certain current, retired and resigned employees. Total expenses recorded for defined contribution plans were $976,230, $823,720 and $646,519 in fiscal 2023, 2022 and 2021, respectively.